Rental expense and commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments Due, Current	$ 34,853	[1]
Operating Leases, Future Minimum Payments, Due in Two Years	33,013	[1]
Operating Leases, Future Minimum Payments, Due in Three Years	32,065	[1]
Operating Leases, Future Minimum Payments, Due in Four Years	28,793	[1]
Operating Leases, Future Minimum Payments, Due in Five Years	23,445	[1]
Operating Leases, Future Minimum Payments, Due Thereafter	162,462	[1]
Operating Leases, Future Minimum Payments Due	$ 314,631	[1]

[1]	Minimum payments have not been reduced by minimum non-cancelable sublease rentals due in the future of $0.5 million at December 31, 2012.